Goodwill and Other Intangible Assets - Changes in Goodwill and Other Intangible Assets (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	¥ 5,251	¥ 4,131
Ending balance	23,253	5,251
Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	10,008	8,978
Acquisitions	2,490	1,385
Acquisition through a business combination	17,881	843
Deconsolidation of LINE BIZ Plus Ltd.		(126)
Disposal	(1,248)	(9)
Exchange differences	695	(887)
Other	12	(176)
Ending balance	29,838	10,008
Accumulated depreciation, amortization and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	4,757	4,847
Disposal	(277)	(8)
Amortization	1,627	966
Impairment	214
Exchange differences	273	(870)
Other	(9)	(178)
Ending balance	6,585	4,757
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	3,400	3,120
Ending balance	16,767	3,400
Goodwill [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	5,592	5,852
Acquisition through a business combination	13,114	416
Deconsolidation of LINE BIZ Plus Ltd.		(126)
Exchange differences	387	(550)
Ending balance	19,093	5,592
Goodwill [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	2,192	2,732
Exchange differences	134	(540)
Ending balance	2,326	2,192
Software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	358	386
Ending balance	988	358
Software [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	1,487	1,543
Acquisitions	247	99
Acquisition through a business combination	588	26
Disposal	(57)	(9)
Exchange differences	84	(170)
Other	1	(2)
Ending balance	2,350	1,487
Software [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	1,129	1,157
Disposal	(35)	(8)
Amortization	210	153
Exchange differences	67	(169)
Other	(9)	(4)
Ending balance	1,362	1,129
Music rights [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	433	542
Exchange differences	27	(109)
Ending balance	460	433
Music rights [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	433	542
Exchange differences	27	(109)
Ending balance	460	433
Customer relationships [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	275
Ending balance	416	275
Customer relationships [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	487	108
Acquisition through a business combination	249	401
Exchange differences	5	(22)
Ending balance	741	487
Customer relationships [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	212	108
Amortization	108	125
Exchange differences	5	(21)
Ending balance	325	212
Game publishing rights [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Ending balance	1,465
Game publishing rights [Member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Acquisition through a business combination	1,640
Exchange differences	109
Ending balance	1,749
Game publishing rights [Member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Amortization	270
Exchange differences	14
Ending balance	284
Other intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	1,218	625
Ending balance	3,617	1,218
Other intangible assets [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	2,009	933
Acquisitions	2,243	1,286
Acquisition through a business combination	2,290
Disposal	(1,191)
Exchange differences	83	(36)
Other	11	(174)
Ending balance	5,445	2,009
Other intangible assets [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	791	308
Disposal	(242)
Amortization	1,039	688
Impairment	214
Exchange differences	26	(31)
Other	0	(174)
Ending balance	¥ 1,828	¥ 791